CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (750,255)	$ (724,563)	$ (110,531)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	54,957	12,790	2,056
Reduction in the carrying amount of operating lease right-of-use assets	20,056	15,413	5,638
Investment loss (income), net	1,162	3,246	(2,229)
Share of results of equity method investments	1,048	2,762
Changes in fair values of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes, excluding impact of instrument-specific credit risk	7,531	22,991	1,367
Changes in fair values of put options	2,508
Share-based compensation expense		10,625
Deferred income tax expense	(126)		216
Non-cash interest expenses	1,620	8,167	3,615
Amortization of deferred income relating to government grants		(54,954)	(490,461)
Expected credit loss expenses	389
Warranty expenses	8,492	0	0
Net unrealized foreign currency exchange losses (gains)	1,466	10,192	(694)
Changes in operating assets and liabilities:
Inventories	(235,074)	(21,628)	(1,960)
Contract liabilities - third parties	42,393	6,286	1,934
Operating lease liabilities	(29,357)	(14,610)	(55,421)
Net cash used in operating activities	(386,932)	(351,419)	(126,505)
Investing activities:
Payments for purchases of property, equipment and software and intangible assets	(213,714)	(133,345)	(34,590)
Proceeds from disposal of property, equipment and software	5,117	1,071	14
Payments for purchases of short-term investments	(38,254)	(300,662)
Proceeds from sales of short-term investments	37,428	289,587
Payments upon settlement of derivative instruments		(641)
Receipt of government grant related to assets	16,345		279,052
Payments for investments in equity investees	(5,059)	(3,114)
Proceeds from disposal of a subsidiary, net of cash disposed	1,379
Loans to related parties	(1,227)	(2,310)
Net cash provided by (used in) investing activities	(197,985)	(149,414)	244,476
Financing activities:
Proceeds from issuance of ordinary shares			197,918
Proceeds from settlement of receivable from shareholders	26,139	76,147
Proceeds from issuance of convertible notes	25,297	75,037	23,445
Proceeds from issuance of exchangeable notes	27,883	378,964	125,039
Proceeds from issuance of mandatorily redeemable noncontrolling interest			6,299
Repayment of mandatorily redeemable noncontrolling interest	(11,554)
Receipts of refundable deposits in connection with the issuance of Series A Preferred Shares		28,945
Repayments of refundable deposits in connection with the issuance of Series A Preferred Shares		(28,628)
Payment for redemption of convertible notes	(5,648)
Receipts of refundable deposits in connection with the Private Investment in Public Equity ("PIPE") investments	10,000
Capital contributions from shareholders			15,695
Dividends paid to a shareholder			(1,880)
Consideration payment in connection with reorganization		(50,794)	(1,663)
Capital contributions by noncontrolling interests	4,460	149
Repayments of loans to a related party		(9,844)
Proceeds from bank loans	481,176	28,170
Repayments of bank loans	(272,897)
Payments to a noncontrolling interest in the liquidation of a subsidiary	(148)
Net cash provided by financing activities	284,708	758,131	364,853
Effect of exchange rate changes on cash and restricted cash	(12,189)	(49,217)	2,943
Net increase (decrease) in cash and restricted cash	(312,398)	208,081	485,767
Cash and restricted cash at beginning of the year	739,533	531,452	45,685
Cash and restricted cash at end of the year	427,135	739,533	531,452
Reconciliation of cash and restricted cash:
Cash	418,941	736,605	531,452
Restricted cash, current	7,873	2,392
Restricted cash, non-current	321	536
Total cash and restricted cash	427,135	739,533	531,452
Supplemental information
Interest paid	8,086	471
Income taxes paid	1,152	1,763	62
Income taxes refund	(45)	(131)	(30)
Non-cash investing and financing activities:
Purchase of property, equipment and software and intangible assets included in accrued expenses and other current liabilities	71,064	108,045	18,321
Purchase of intangible assets through issuance of ordinary shares			116,041
Payable arising from reorganization under common control			36,844
Issuance of Series Pre-A Preferred Shares through conversion of a convertible note		23,445
Re-designation of ordinary shares into of Series Pre-A Preferred Shares		23,650
Accretion of Redeemable Convertible Preferred Shares	15,121	910
Investment securities obtained through conversion of a convertible note		11,316
Payable arising from a distribution agreement	22,296
Issuance of put option liabilities	9,376
Payable arising from deferred listing expenses	1,613
Series Pre-A Preferred Shares
Financing activities:
Proceeds from issuance of preferred shares		129,681
Series A Preferred Shares
Financing activities:
Proceeds from issuance of preferred shares		187,734
Repayment of exchangeable notes for issuance of Series A Preferred Shares		(57,430)
Related party
Changes in operating assets and liabilities:
Accounts receivable	(14,356)	(2,976)	(89)
Prepayments and other current assets	(18,880)	405,176	83,160
Other non-current assets	(2,706)
Accounts payable	335,307	5,975
Accrued expenses and other current liabilities	89,876	(201,088)	401,327
Other non-current liabilities	(91)	1,640
Nonrelated Party
Changes in operating assets and liabilities:
Accounts receivable	(75,265)	(111)
Prepayments and other current assets	(20,268)	1,705	(41,369)
Other non-current assets	(34,248)	(2,044)	(8,028)
Accounts payable	21,067	1,583
Accrued expenses and other current liabilities	124,094	145,857	84,713
Other non-current liabilities	$ 81,728	$ 16,147	$ 251